Fair value measurement - Mezz Facility embedded derivative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Continuity schedule
Balance, beginning of period	$ 290,152
Balance, end of period	1,037,876	$ 290,152
Mezz Facility embedded derivative
Continuity schedule
Balance, beginning of period	0	0
Initial recognition	42,698
Interest payable	(8,527)
Change in fair value	8,464
Balance, end of period	$ 42,635	$ 0